Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Developing Markets Fund))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.30%
Class B
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.14%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.14%
Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	2.01%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.01%
Class I
Operating Expenses:
Management Fees	0.79%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.89%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%	[2]
Class N
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.70%
Class Y
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. Each of these limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.